Summary of Significant Accounting Policies (Details) - Schedule of Contract Liabilities at the Beginning of the Reporting Period	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Contract Liabilities at the Beginning of the Reporting Period [Abstract]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	¥ 4,777,398	$ 670,343	¥ 1,989,310